Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 322,176		$ 278,384
U.S. Large-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	83,116	[1]	53,874	[1]
U.S. Small/Mid-Cap [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	24,857	[2]	15,676	[2]
World Equity Ex-US [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	53,367	[3]	38,098	[3]
Long Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets			82,416	[4]
Short Duration Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	61,388	[5]
High Yield Bonds [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	14,282	[6]	10,889	[6]
Emerging Market Fixed income (Non-US) [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	9,633	[7]	8,024	[7]
Core Fixed Income [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	29,844	[8]	27,492	[8]
Hedge Fund [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	29,766	[9]	28,006	[9]
Core Property Fund [Member] | Other securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	15,747	[10]	13,909	[10]
Income earned but not yet received [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Pension Plan Assets	$ 176

[1]	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
[2]	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
[3]	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
[4]	Long duration bond fund seeks to duplicate the return characteristics of high quality corporate bonds with a duration range of 10-13 years. The fund's investment strategy is designed to aid corporate pension plans with asset and liability management in order to reduce funding status volatility caused by changes in interest rates.
[5]	Short duration bond fund includes the Ultra Short Duration Bond fund and Opportunistic Income fund. The Ultra Short Duration Bond invests at least 80% of its net assets in investment grade U.S. dollar denominated debt instruments. While the funds may invest in securities with any maturity or duration, the funds will maintain a portfolio duration range of 18 months or less under normal market conditions. The Opportunistic Income fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. There are no restrictions on the maturity of any individual securities or on the fund's average portfolio maturity, although the average portfolio duration will typically vary between 0-24 months.
[6]	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
[7]	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
[8]	Core fixed income fund invests in fixed-income funds which seek to provide current income consistent with the preservation of capital.
[9]	Hedge funds seek to provide returns that are different from (less correlated with) investments in more traditional asset classes. The funds will pursue their investment objectives by investing substantially all of their assets in various hedge funds.
[10]	Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets.